Loans - Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 7,220,520	$ 6,760,434
Carrying amount - principal
Disclosure of detailed information about financial instruments [line items]
Loans, net	7,195,567	6,763,020
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	3,828,485	3,827,083
At floating interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 3,367,082	$ 2,935,937